Convertible Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Convertible Preferred Stock
6. Convertible Preferred Stock
Apexigen’s authorized, issued and outstanding shares, carrying value and aggregate liquidation preferences of its convertible preferred stock at December 31, 2021 and June 30, 2022 are as follows (in thousands, except for share amounts):

Convertible Preferred Stock	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preference
Series A-1	39,196,116	39,196,116	$19,787	$19,990
Series A-2	12,652,762	12,625,343	2,525	2,525
Series B	14,218,546	14,218,546	14,895	15,000
Series C	82,503,347	79,090,623	121,500	122,570

Total	148,570,771	145,130,628	$158,707	$160,085

The characteristics of the convertible preferred stock are as follows:
Dividend Provisions
In each calendar year, the holders of each share of then-outstanding preferred stock shall be entitled to receive, when and if declared by the Board, out of any funds and assets of Apexigen legally available therefore, noncumulative dividends at the annual rate of $0.0408 per share for
Series A-1,
$0.016 per share for Series
A-2,
$0.0844 per share for Series B, and $0.124 per share for Series C, prior and in preference to the payment of any dividends on the common stock in such calendar year. Payments of any dividends to the holders of preferred stock shall be on a pro rata, pari passu basis in proportion to the dividend rates for each series of preferred stock. There have been no
dividends declared to date.
Conversion Rights
Each share of preferred stock is convertible, at the option of the holder of preferred stock, into the number of shares of common stock that results from dividing the original issue price for such series of preferred stock by the conversion price for such series of preferred stock that is in effect at the time of conversion. The initial conversion price for each series of preferred stock is the original issue price for such series of preferred stock. The conversion price of each series of preferred stock may be subject to adjustment from time to time from stock splits, combinations, reorganizations, reclassifications, consolidations, or sales of shares below the applicable conversion price.
All of the preferred stock will automatically convert into fully paid and non-assessable
shares of common stock immediately prior to the closing of an underwritten public offering of shares of the common stock of
Apexigen pursuant to an effective registration statement filed under the Securities Act of 1933, as amended, covering the offer and sale of common stock provided that the aggregate gross proceeds to Apexigen are not less than $30.0 million or in the event that holders of at least 50% of the outstanding shares of Series
A-1,
Series B and Series C preferred stock, voting together as a single class and on an as-converted
basis, consent to the conversion to common stock.
Voting Rights
Each holder of shares of outstanding preferred stock is entitled to cast the number of votes equal to the number of whole shares of common stock into which such shares of preferred stock may convert.
Liquidation Preference
In the event of any voluntary or involuntary liquidation, dissolution or winding up of Apexigen, or deemed liquidation event, the funds and assets that may be legally distributed to Apexigen’s stockholders will be distributed to the holders of Series C preferred stock in preference to the holders of Series B, Series
A-1,
Series
A-2
and common stock in an amount equal to $1.54974 per share. After the payment in full of the preferred liquidation preference of the Series C, all remaining assets will be distributed to the holders of Series B preferred stock in preference to the holders of Series
A-1,
Series
A-2
and common stock in an amount equal to $1.05496 per share. After the payment in full of the preferred liquidation preference of the Series B, all remaining assets will be distributed to the holders of Series
A-1
in preference to the holders of Series
A-2
and common stock in an amount equal to $0.51 per share. After the payment in full of the preferred liquidation preference of the Series
A-1,
all remaining assets will be distributed to the holders of Series
A-2
in preference to the holders of common stock in an amount equal to $0.20 per share. After the payment in full of the preferred liquidation preferences of all series of preferred stock, all remaining assets will be distributed to the holders of preferred stock and common stock on an as-converted
to common stock basis, provided, however, that the aggregate distributions with respect to any share of preferred stock shall not exceed an amount equal to two times the applicable liquidation preference for that share of preferred stock plus any declared but unpaid dividends. Upon any liquidation, dissolution, or winding up of Apexigen, in the order of liquidation preference, if the available funds and assets are insufficient to permit the payment to holders of the applicable series of preferred stock of their full preferential amount, then the entire available funds and assets will be distributed among the holders of such then-outstanding preferred stock pro rata, according to the number of outstanding shares of preferred stock held by each holder thereof.

6. Convertible Preferred Stock
In 2020, Apexigen issued an aggregate of 8,602,082 shares of Series C preferred stock in exchange for gross proceeds of approximately $13.3 million.

Apexigen’s authorized, issued and outstanding shares, carrying value and aggregate liquidation preferences of its convertible preferred stock at December 31, 2020 and 2021 are as follows (in thousands, except for share amounts):

Convertible Preferred Stock	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preference
Series A-1	39,196,116	39,196,116	$19,787	$19,990
Series A-2	12,652,762	12,625,343	2,525	2,525
Series B	14,218,546	14,218,546	14,895	15,000
Series C	82,503,347	79,090,623	121,500	122,570

Total	148,570,771	145,130,628	$158,707	$160,085

At December 31, 2020 and 2021, the characteristics of the convertible preferred stock are as follows:
Dividend Provisions
In each calendar year, the holders of each share of then-outstanding preferred stock shall be entitled to receive, when and if declared by the Board, out of any funds and assets of Apexigen legally available therefore, noncumulative dividends at the annual rate of $0.0408 per share for
Series A-1,
$0.016 per share for Series
A-2,
$0.0844 per share for Series B, and $0.124 per share for Series C, prior and in preference to the payment of any dividends on the common stock in such calendar year. Payments of any dividends to the holders of preferred stock shall be on a pro rata, pari passu basis in proportion to the dividend rates for each series of preferred stock. There have been no dividends declared to date.
Conversion Rights
Each share of preferred stock is convertible, at the option of the holder of preferred stock, into the number of shares of common stock that results from dividing the original issue price for such series of preferred stock by the conversion price for such series of preferred stock that is in effect at the time of conversion. The initial conversion price for each series of preferred stock is the original issue price for such series of preferred stock. The conversion price of each series of preferred stock may be subject to adjustment from time to time from stock splits, combinations, reorganizations, reclassifications, consolidations, or sales of shares below the applicable conversion price.
All of the preferred stock will automatically be converted into fully paid and non-assessable
shares of common stock immediately prior to the closing of an underwritten public offering of shares of the common stock of Apexigen pursuant to an effective registration statement filed under the Securities Act of 1933, as amended, covering the offer and sale of common stock provided that the aggregate gross proceeds to Apexigen are not less than $30.0 million or in the event that holders of at least 50% of the outstanding shares of Series
A-1,
Series B and Series C preferred stock, voting together as a single class and on an as-converted
basis, consent to the conversion to common stock.
Voting Rights
Each holder of shares of outstanding preferred stock is entitled to cast the number of votes equal to the number of whole shares of common stock into which such shares of preferred stock could be converted.
Liquidation Preference
In the event of any voluntary or involuntary liquidation, dissolution or winding up of Apexigen, or deemed liquidation event, the funds and assets that may be legally distributed to Apexigen’s stockholders will be distributed to the holders of Series C preferred stock in preference to the holders of Series B, Series
A-1,
Series A-2
and common stock in an amount equal to $1.54974 per share. After the payment in full of the preferred liquidation preference of the Series C, all remaining assets will be distributed to the holders of Series B preferred stock in preference to the holders of Series
A-1,
Series
A-2
and common stock in an amount equal to $1.05496 per share. After the payment in full of the preferred liquidation preference of the Series B, all remaining assets will be distributed to the holders of Series
A-1
in preference to the holders of Series
A-2
and common stock in an amount equal to $0.51 per share. After the payment in full of the preferred liquidation preference of the Series
A-1,
all remaining assets will be distributed to the holders of Series
A-2
in preference to the holders of common stock in an amount equal to $0.20 per share. After the payment in full of the preferred liquidation preferences of all series of preferred stock, all remaining assets will be distributed to the holders of preferred stock and common stock on an as-converted
to common stock basis, provided, however, that the aggregate distributions with respect to any share of preferred stock shall not exceed an amount equal to two times the applicable liquidation preference for that share of preferred stock plus any declared but unpaid dividends. Upon any liquidation, dissolution, or winding up of Apexigen, in the order of liquidation preference, if the available funds and assets are insufficient to permit the payment to holders of the applicable series of preferred stock of their full preferential amount, then the entire available funds and assets will be distributed among the holders of such then-outstanding preferred stock pro rata, according to the number of outstanding shares of preferred stock held by each holder thereof.